COMMITMENTS AND CONTINGENCIES - Future minimum lease payments under operating leases (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
2022		$ 895
2023		480
2024		400
2025		188
2026		92
Thereafter		134
Total operating lease payments	$ 2,818	$ 2,189